DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
Schedule of applicable interest rates on and the principal amounts outstanding
As of September 30, 2012 and December 31, 2011, the Company’s debt consisted of the following:

	September 30, 2012	December 31, 2011
	(in thousands)
$1,621.1 million term B-1 loans, expiring on November 3, 2016 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (325 basis points) with a floor of 125 basis points (total rate of 4.5% at December 31, 2011)	$—	$1,608,905
$150.0 million term B-2 loans, expiring on November 3, 2017 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (350 basis points) with a floor of 150 basis points (total rate of 5.0% at December 31, 2011)	—	150,000
$1,000.0 million term A loans, expiring on March 27, 2017, bearing interest payable quarterly based on the Company’s leverage ratio at a variable base rate (LIBOR) plus a spread rate (175 to 250 basis points) (total rate of 2.47% at September 30, 2012) and amortizing on a basis of 1.25% during each of the first eight quarters, 1.875% during each of the second eight quarters and 2.5% during each of the following three quarters with a balloon payment due at maturity	975,000	—
$250.0 million term B loans, expiring on March 27, 2019, bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (275 basis points) with a floor of 100 basis points (total rate of 3.75% at September 30, 2012) and amortizing on a basis of 1.0% per year with a balloon payment due at maturity	248,750	—
$10.1 million leasehold mortgage, expiring on August 10, 2021 and bearing interest payable monthly at a fixed rate (rate of 6.22% at September 30, 2012)	10,131	10,131
Less: Current portion of note payable and current portion of note payable to related party	(52,500)	(16,211)
Less: Original issue discount	(4,901)	(14,327)
Note payable and note payable to related party	$1,176,480	$1,738,498

	Original Debt		Refinanced Debt
(dollars in millions)	Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
First Lien/Term B-1	$1,571.1	LIBOR + 400 bps; floor of 150 bps	$1,621.1	LIBOR + 325 bps; floor of 125 bps
Second Lien/Term B-2	$200.0	LIBOR + 675 bps; floor of 150 bps	$150.0	LIBOR + 350 bps; floor of 150 bps

Total	$1,771.1		$1,771.1